UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2019
For the fiscal period from April 1, 2019 through September 30, 2019
(Unaudited)

Sirius S&P Strategic Large-Cap
Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sirius S&P Strategic Large-Cap Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sirius S&P Strategic Large-Cap Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sirius S&P Strategic Large-Cap Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 844-438-7474 (844-GET-SIRIUS).  The prospectus should be read carefully before investing.

For More Information on Your Sirius S&P Strategic Large-Cap Allocation Fund:

See Our Web site @ SiriusFunds.com.
or
Call Our Shareholder Services Group at 844-438-7474 (844-GET-SIRIUS).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Sirius, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Sirius.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments
(Unaudited)

As of September 30, 2019
			Principal	Discount Rate (a)	Maturity Date	Value (Note 1)

UNITED STATES TREASURY BILLS - 48.24%
	†	United States Treasury Bill	$250,000	2.419%	1/30/2020	$248,470
	†	United States Treasury Bill	250,000	1.872%	6/18/2020	246,696
	†	United States Treasury Bill	9,500,000	1.716%	8/13/2020	9,351,249

		Total United States Treasury Bills (Cost $9,850,506)				9,846,415

SHORT-TERM INVESTMENT - 51.78%					Shares
		Fidelity Institutional Money Market Funds - Government Portfolio, 1.66% §			10,569,886	10,569,886

		Total Short-Term Investment (Cost $10,569,886)				10,569,886

Investments, at value (Cost $20,420,392) - 100.02%						$20,416,301

Liabilities in Excess of Other Assets - (0.02)%						(4,903)

	Net Assets - 100.00%					$20,411,398

§	Represents 7 day effective yield
†	All or a portion of security is pledged as collateral for margin borrowings

(a)	Rate shown reflects the yield at time of purchase.

Summary of Investments
	% of Net
	Assets	Value
United States Treasury Bills	48.24%	$9,846,415
Short-Term Investment	51.78%	10,569,886
Other Assets Less Liabilities	-0.02%	(4,903)
Total Net Assets	100.00%	$20,411,398

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2019

Assets:
Investments, at value (cost $20,420,392)	$20,416,301
Deposits at broker	747
Receivables:
Dividends	13,106
Prepaid expenses:
Fund accounting fees	2,253
Registration and filing expenses	1,521
Compliance fees	1,047
Insurance fees	829
Shareholder fulfillment fees	185
Administration fees	60
Security pricing fees	24

Total assets	20,436,073

Liabilities:
Payables:
Accrued expenses:
Advisory fees	13,481
Professional fees	6,301
Distribution and service fees	4,082
Custody fees	361
Miscellaneous expenses	351
Trustee fees and meeting expenses	99

Total liabilities	24,675

Total Net Assets	$20,411,398

Net Assets Consist of:
Paid in Interest	$20,754,062
Accumulated deficit	(342,664)

Total Net Assets	$20,411,398
Shares Outstanding, no par value (unlimited authorized shares)	2,145,549
Net Asset Value, Offering Price, and Redemption Price Per Share	$9.51

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2019

Investment Income:
Dividends	$137,111
Interest	30,512

Total Investment Income	167,623

Expenses:
Advisory fees (note 2)	120,050
Distribution and service fees (note 4)	25,010
Professional fees	19,594
Fund accounting fees (note 2)	14,500
Administration fees (note 2)	11,940
Transfer agent fees (note 2)	10,500
Compliance fees (note 2)	6,236
Interest expenses	5,014
Shareholder fulfillment expenses	4,518
Trustee fees and meeting expenses (note 3)	4,099
Custody fees (note 2)	3,106
Miscellaneous expenses (note 2)	2,101
Registration and filing expenses	1,902
Insurance fees	900
Security pricing fees	813

Total Expenses	230,283

Advisory fees waived (note 2)	(40,218)

Net Expenses	190,065

Net Investment Loss	(22,442)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	942,524
Net realized loss on securities sold short	235,639
Total net realized loss	1,178,163

Net change in unrealized depreciation on investments	(157,143)

Net Realized and Unrealized Gain on Investments	1,021,020

Net Increase in Net Assets Resulting from Operations	$998,578

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statements of Changes in Net Assets
	September 30,		March 31,
For fiscal year or period ended	2019	(a)	2019

Operations:
Net investment loss	$(22,442)		$(71,139)
Net realized gain (loss) from investment transactions and securites
sold short	1,178,163		(251,251)
Net change in unrealized appreciation (depreciation) on investments
and securities sold short	(157,143)		227,592

Net Increase (Decrease) in Net Assets Resulting from Operations	998,578		(94,798)

Total Distributions Paid to Shareholders:
Institutional Class Shares	-		(873,515)

Net Decrease in Net Assets Resulting from Distributions	-		(873,515)

Beneficial Interest Transactions:
Shares sold	71,177		1,443,648
Reinvested distributions	-		873,515
Shares repurchased	(591,663)		(1,601,329)

Net Increase (Decrease) from Beneficial Interest Transactions	(520,486)		715,834

Net Decrease in Net Assets	478,092		(252,479)

Net Assets:
Beginning of Period	19,933,306		20,185,785
End of Period	$20,411,398		$19,933,306	(a)

Share Information:
Shares sold	7,655		144,090
Reinvested distributions	-		98,480
Shares repurchased	(64,325)		(169,636)
Net Increase (Decrease) in Shares of Beneficial Interest	(56,670)		72,934

(a) Unaudited.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Financial Highlights

For a share outstanding during	September 30,		March 31,
the fiscal years or period ended	2019	(e)	2019		2018	2017	2016

Net Asset Value, Beginning of Period	$9.05		$9.48		$9.44	$9.41	$10.64

Income from Investment Operations
Net investment loss	(0.01)		(0.03)		(0.13)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on
investments	0.47		(0.00)	(f)	0.17	0.07	(0.49)

Total from Investment Operations	0.46		(0.03)		0.04	0.03	(0.59)

Distributions to Shareholders	-		(0.40)		-	-	(0.64)

Total from Distributions to Shareholders	-		(0.40)		-	0.00	(0.64)

Net Asset Value, End of Period	$9.51		$9.05		$9.48	$9.44	$9.41

Total Return	5.08%	(b)	(0.19)%		0.42%	0.32%	(5.79)%	(b)

Net Assets, End of Period (in thousands)	$20,411		$19,933		$20,186	$23,260	$20,978

Ratios of:
Interest Expenses to Average Net Assets	0.05%		0.73%		0.07%	0.07%	0.00
Gross Expenses to Average Net Assets (c)(d)	2.30%	(a)	2.97%		2.45%	2.17%	2.65%	(a)
Net Expenses to Average Net Assets (c)(d)	1.90%	(a)	2.61%		2.21%	1.98%	2.32%	(a)
Net Investment Loss to Average Net Assets (d)	(0.22)%	(a)	(0.36)%		(1.25)%	(1.04)%	(1.73)%	(a)

Portfolio turnover rate	140.82%	(b)	468.90%		269.62%	573.79%	264.11%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(e) Unaudited.
(f) Less than $0.01 per share.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

1.       Organization and Significant Accounting Policies

The Sirius S&P Strategic Large-Cap Allocation Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on October 1, 2014. The investment objective of the Fund is long-term growth and preservation of capital. The Fund’s investment advisor, Sirius Point Advisors, Inc. (the “Advisor”), seeks to achieve its investment objective through investment in large-cap equity and market index funds.  Current income is a secondary investment objective. The Fund is a “fund of funds,” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in ETFs, and mutual funds that hold securities in the S&P 500 Total Return Index and large-cap S&P sectors.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Treasury Bills are valued at the evaluated bid price provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2019 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
United States Treasury Bills	$9,846,415	$-	$9,846,416	$-
Short-Term Investment	10,569,886	10,569,886	-	-
Total Assets	$20,416,301	$10,569,886	$9,846,416	$-

(a)	The Fund did not hold any Level 3 securities during the period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly or quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning their underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.  There was no dividend expense on securities sold short for the period ended September 30, 2019.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.20% of the Fund’s average daily net assets.  For the fiscal period ended September 30, 2019, $120,050 in advisory fees were incurred by the Fund, of which $40,218 were waived by the Advisor.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.60% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until July 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter. The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $11,940 in administration fees, $4,200 in miscellaneous expenses, $14,500 in fund accounting fees, and $3,106 in custody fees for the fiscal period ended September 30, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

3.       Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.       Distribution and Service Fees

The Independent Trustees adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may (i) incur certain expenses, including reimbursing the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund, and/or (ii) pay compensation for providing account maintenance services to the Fund, including arranging for certain dealers or brokers, administrators, and others to provide them services, in an amount which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan.  For the fiscal period ended September 30, 2019, $25,010 in fees were incurred by the Fund.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

5.      Purchases and Sales of Investment Securities

For the fiscal period ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$27,941,033	$45,493,598

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended September 30, 2019.

6.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open tax years ended March 31, 2016 through 2019, and during the fiscal period ended September 30, 2019, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the Fund did not incur any interest or penalties.

As of the fiscal period ended September 30, 2019, there were no reclassifications made.

At September 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$20,420,392

Unrealized Appreciation	620
Unrealized Depreciation	(4,711)
Net Unrealized Depreciation	$(4,091)

7.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2019, Vanguard Brokerage Services held 43.52% of the Fund and Patricia York Dettmer held 28.42% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

8.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.       New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended September 30, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended September 30, 2019.

10.      Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 3.90% on the first $100,000, the Federal Funds rate plus 3.40% on the next $900,000, the Federal Funds rate plus 2.90% on balances of $1,000,000-$3,000,000, and the Federal Funds rate plus 2.70% on balances of $3,000,000-$200,000,000. The average borrowing during the fiscal period was $2,320,348, and the average interest rate during the year was 3.14%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal period ended September 30, 2019.  Total interest expense for the period was $5,014 as reflected in the Statement of Operations.

11.      Underlying Investment in Other Investment Company

The Fund currently invests a significant portion of its assets in the SPDR S&P 500 Exchange-Traded Fund (the “ETF”).  The Fund may redeem its investment from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the ETF. The financial statements of the ETF, including the portfolio of investments, can be found at the ETF’s website, www.spdrs.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the ETF’s financial statements.  As of September 30, 2019, the Fund’s net assets invested in the ETF were 51.78%.

(Continued)

irius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

12.      Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

13.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of September 30, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 844-438-7474 (844-GET-SIRIUS), and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 844-438-7474 (844-GET-SIRIUS).

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended September 30, 2019.

During the fiscal period, the Fund no income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

As of September 30, 2019

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,050.80	$9.77
	$1,000.00	$1,015.54	$9.60
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized net expense ratio of 1.90%, including interest expense for the period, multiplied by 183/365 (to reflect the six month period).

Sirius S&P Strategic Large-Cap Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Sirius Point Advisors, Inc.
116 South Franklin Street	Post Office Box 270622
Post Office Box 69	Littleton, Colorado 80127
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	844-438-7474 (844-GET-SIRIUS)

World Wide Web @:	World Wide Web @:

ncfunds.com	SiriusFunds.com

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 4, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	December 4, 2019